Shareholder Report, Holdings (Details)	Dec. 31, 2024
T-REX 2X LONG APPLE DAILY TARGET ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.72%
T-REX 2X LONG APPLE DAILY TARGET ETF | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.65%
T-REX 2X LONG APPLE DAILY TARGET ETF | Other Assets Net of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.74%
T-REX 2X LONG APPLE DAILY TARGET ETF | Cash Collateral [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.11%)
T-REX 2X LONG APPLE DAILY TARGET ETF | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
T-REX 2X LONG ALPHABET DAILY TARGET ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.29%
T-REX 2X LONG ALPHABET DAILY TARGET ETF | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.83%
T-REX 2X LONG ALPHABET DAILY TARGET ETF | Other Assets Net of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.95%
T-REX 2X LONG ALPHABET DAILY TARGET ETF | Cash Collateral [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.93%
T-REX 2X LONG ALPHABET DAILY TARGET ETF | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
T-REX 2X LONG MICROSOFT DAILY TARGET ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.13%
T-REX 2X LONG MICROSOFT DAILY TARGET ETF | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
T-REX 2X LONG MICROSOFT DAILY TARGET ETF | Other Assets Net of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.57%
T-REX 2X LONG MICROSOFT DAILY TARGET ETF | Cash Collateral [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.90%